Goodwill and Intangible Assets (Narrative) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Impairment	$ 298,800,000			$ 298,789,000	$ 68,004,000	$ 0
Goodwill	469,647,000			469,647,000	755,245,000	652,743,000
Accumulated impairment loss on goodwill	535,600,000			535,600,000	236,800,000	168,800,000
Impairment of intangible assets	50,200,000	$ 14,500,000		64,700,000	1,100,000	0
Amortization of intangible assets				41,360,000	30,728,000	$ 26,124,000
Drilling Technologies
Finite-Lived Intangible Assets [Line Items]
Impairment	245,400,000
Goodwill	0			0
Downhole Technologies
Finite-Lived Intangible Assets [Line Items]
Impairment	53,400,000
Goodwill	$ 191,100,000			$ 191,100,000
Percent above carrying value (less than)	30.00%			30.00%
Stimulation and Intervention
Finite-Lived Intangible Assets [Line Items]
Percent above carrying value (less than)	25.00%			25.00%
Coiled Tubing
Finite-Lived Intangible Assets [Line Items]
Percent above carrying value (less than)	25.00%			25.00%
Subsea Technologies
Finite-Lived Intangible Assets [Line Items]
Impairment			$ 68,000,000
Goodwill	$ 0			$ 0
Subsea And Downhole
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					$ 1,100,000